Stockholders' Equity (Details 7) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of Options
Beginning balance	138,160	31,803	14,102
Granted	30,000	152,698	26,460
Vested	(64,027)	(44,241)	(8,759)
Forfeited		(2,100)
Ending balance	104,133	138,160	31,803
Weighted average exercise price
Beginning balance	$ 14.39	$ 48.09	$ 31.71
Granted	6.1	11.35	48.22
Vested	14.82	27.81	46.81
Forfeited		21.10
Ending balance	11.62	14.39	48.09
Weighted average grant date fair value
Beginning balance	7.63	25.74	17.25
Granted	2.56	6.01	26.11
Vested	7.88	15.02	24.83
Forfeited		11.32
Ending balance	$ 5.95	$ 7.63	$ 25.74